Financial information by segments (Schedule of Information on Products) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 35,678,253	$ 28,700,450	$ 27,515,565
Light structural [Member]
Disclosure of products and services [line items]
Revenue	1,654,720	1,557,567	1,467,727
Structural [Member]
Disclosure of products and services [line items]
Revenue	2,441,079	2,232,979	3,321,771
Bars [Member]
Disclosure of products and services [line items]
Revenue	1,575,291	1,065,731	1,122,116
Rebar [Member]
Disclosure of products and services [line items]
Revenue	12,363,530	8,931,862	7,449,278
Flat rebar [Member]
Disclosure of products and services [line items]
Revenue	2,271,347	1,552,578	1,090,841
Hot rolled bars [Member]
Disclosure of products and services [line items]
Revenue	9,549,286	8,594,130	7,729,167
Cold drawn bars [Member]
Disclosure of products and services [line items]
Revenue	3,779,385	3,370,150	3,207,924
Others [Member]
Disclosure of products and services [line items]
Revenue	$ 2,043,615	$ 1,395,453	$ 3,126,741